Major Customers - Group's Major Customers (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of major customers [Line Items]
REVENUE	¥ 2,353,588	¥ 2,015,890	[1]	¥ 1,616,903	[1]
China Petroleum & Chemical Corporation [member]
Disclosure of major customers [Line Items]
REVENUE	¥ 96,990	¥ 65,767		¥ 39,481
Percentage of Total revenue	4.00%	3.00%		2.00%
China National Petroleum Corporation [member]
Disclosure of major customers [Line Items]
REVENUE	¥ 83,670	¥ 92,173		¥ 91,094
Percentage of Total revenue	4.00%	5.00%		6.00%
Customers [member]
Disclosure of major customers [Line Items]
REVENUE	¥ 180,660	¥ 157,940		¥ 130,575
Percentage of Total revenue	8.00%	8.00%		8.00%

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated (see Note 3(aa)).